SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15—SEGMENT INFORMATION

Segment Information

        Pursuant to FASB guidance as codified in ASC 280, an operating segment is a component of a public entity (1) that engages in business activities that may earn revenues and incur expenses; (2) for which operating results are regularly reviewed by the entity's chief operating decision maker to make decisions about resources to be allocated to the segments and assess its performance; and (3) for which discrete financial information is available. We also considered how the businesses are organized as to segment management, and the focus of the businesses with regards to the types of products or services offered. In the fourth quarter of 2014, as a result of the acquisition of HVO, ILG reorganized its management reporting structure resulting in the following operating and reportable segments: Exchange and Rental, and Vacation Ownership.

        Our Exchange and Rental segment offers access to vacation accommodations and other travel-related transactions and services to leisure travelers, by providing vacation exchange services and vacation rental, working with resort developers and managing vacation properties. Our Vacation Ownership segment engages in the management, sales, marketing, financing, and development of vacation ownership interests and related services to owners and associations.

        ILG provides certain corporate functions that benefit the organization as whole. Such corporate functions include corporate services relating to oversight, accounting, legal, treasury, tax, internal audit, human resources, and certain IT functions. Historically most of these costs have been borne by the Interval business. Beginning in the fourth quarter of 2014, costs relating to such corporate functions that are not directly cross-charged to individual businesses are being allocated to our two operating and reportable segments based on a pre-determined measure of profitability relative to total ILG. All such allocations relate only to general and administrative expenses. The consolidated statements of income are not impacted by this cross-segment allocation. Consequently, for comparative purposes, we have recasted our segment results for 2015, 2014 and 2013 to include such corporate allocations.

        Information on reportable segments and reconciliation to consolidated operating income is presented below (in thousands):

	Year Ended December 31,
	2015	2014	2013
Exchange and Rental
Member and other revenue	$356,649	$352,513	$365,007
Rental management revenue	50,384	48,148	29,956
Pass-through revenues	94,311	82,729	47,426

Total revenues	501,344	483,390	442,389
Cost of sales	194,999	183,868	145,562

Gross profit	306,345	299,522	296,827
Selling and marketing expense	58,588	58,020	53,100
General and administrative expense	103,325	102,796	93,903
Amortization expense of intangibles	8,578	7,058	5,126
Depreciation expense	15,688	14,683	14,134

Segment operating income	$120,166	$116,965	$130,564

	Year Ended December 31,
	2015	2014	2013
Vacation Ownership
Management fee revenue	$99,566	$92,017	$41,595
Vacation ownership sales and financing revenue	39,041	9,478	—
Pass-through revenue	57,485	29,488	17,231

Total revenue	196,092	130,983	58,826
Cost of sales	121,762	80,613	33,948

Gross profit	74,330	50,370	24,878
Selling and marketing expense	12,449	3,595	622
General and administrative expense	46,766	30,374	18,671
Amortization expense of intangibles	5,376	5,243	3,007
Depreciation expense	1,761	1,029	397

Segment operating income	$7,978	$10,129	$2,181

	Year Ended December 31,
	2015	2014	2013
Consolidated
Revenue	$697,436	$614,373	$501,215
Cost of sales	316,761	264,481	179,510

Gross profit	380,675	349,892	321,705
Direct segment operating expenses	252,531	222,798	188,960

Operating income	$128,144	$127,094	$132,745

        Selected financial information by reportable segment is presented below (in thousands):

	December 31,
	2015	2014
Total Assets:
Exchange and Rental	$905,021	$928,081
Vacation Ownership	374,086	395,921

Total	$1,279,107	$1,324,002

	Year Ended December 31,
	2015	2014	2013
Capital expenditures
Exchange and Rental	$16,046	$18,008	$14,361
Vacation Ownership	4,251	1,079	339

Total	$20,297	$19,087	$14,700

Geographic Information

        We conduct operations through offices in the U.S. and 15 other countries. For the years ended December 31, 2015, 2014 and 2013 revenue is sourced from over 100 countries worldwide. Other than the United States and Europe, revenue sourced from any individual country or geographic region did not exceed 10% of consolidated revenue for the years ended December 31, 2015, 2014 and 2013.

	Year Ended December 31,
	2015	2014	2013
Revenue:
United States	$577,052	$483,007	$404,886
Europe	68,237	73,119	34,306
All other countries(1)	52,147	58,247	62,023

Total	$697,436	$614,373	$501,215

(1)	Includes countries within the following continents: Africa, Asia, Australia, North America and South America.

	December 31,
	2015	2014
Long-lived assets (excluding goodwill and intangible assets):
United States	$86,813	$81,291
Europe	4,335	4,884
All other countries	334	426

Total	$91,482	$86,601